Risk Management - Credit risk exposure by industries that might get affected by the spread of covid 19 (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Woori bank
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	₩ 23,162,887	₩ 10,568,232
Financial assets at FVTPL	11,262	5,298
Financial assets at FVTOCI	58,396	34,558
Off balance sheet item [Abstract]
Off balance accounts	12,126,739	3,215,674
Total	35,359,284	13,823,762
Woori bank | Service business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	10,087,022	6,393,453
Financial assets at FVTPL	7,272	2,515
Financial assets at FVTOCI	30,417	23,840
Off balance sheet item [Abstract]
Off balance accounts	2,083,217	1,333,939
Total	12,207,928	7,753,747
Woori bank | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,434,456	1,441,185
Financial assets at FVTPL	2,228	625
Financial assets at FVTOCI	24,121	23,840
Off balance sheet item [Abstract]
Off balance accounts	161,573	181,563
Total	1,622,378	1,647,213
Woori bank | Travel business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	48,655	53,302
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	16,369	12,455
Total	65,024	65,757
Woori bank | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,958,898	1,564,743
Financial assets at FVTPL	2,483	495
Financial assets at FVTOCI	6,296	0
Off balance sheet item [Abstract]
Off balance accounts	1,030,198	536,742
Total	3,997,875	2,101,980
Woori bank | General retail business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,157,537	754,850
Financial assets at FVTPL	824	274
Financial assets at FVTOCI	6,296	0
Off balance sheet item [Abstract]
Off balance accounts	496,830	299,064
Total	1,661,487	1,054,188
Woori bank | General wholesale business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,801,361	809,893
Financial assets at FVTPL	1,659	221
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	533,368	237,678
Total	2,336,388	1,047,792
Woori bank | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,780,739	600,746
Financial assets at FVTPL	1,012	503
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	104,065	63,660
Total	1,885,816	664,909
Woori bank | Food business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,520,098	1,279,128
Financial assets at FVTPL	426	216
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	179,977	179,799
Total	1,700,501	1,459,143
Woori bank | Transportation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	357,940	404,120
Financial assets at FVTPL	181	77
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	248,801	167,883
Total	606,922	572,080
Woori bank | Education business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	425,779
Financial assets at FVTPL	169
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	40,891
Total	466,839
Woori bank | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,560,457	1,050,229
Financial assets at FVTPL	773	599
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	301,343	191,837
Total	1,862,573	1,242,665
Woori bank | Manufacturing
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	13,075,865	4,174,779
Financial assets at FVTPL	3,990	2,783
Financial assets at FVTOCI	27,979	10,718
Off balance sheet item [Abstract]
Off balance accounts	10,043,522	1,881,735
Total	23,151,356	6,070,015
Woori bank | Textile
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,361,092	2,626,493
Financial assets at FVTPL	767	724
Financial assets at FVTOCI	8,898	10,718
Off balance sheet item [Abstract]
Off balance accounts	1,076,002	1,012,989
Total	3,446,759	3,650,924
Woori bank | Metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,579,004	199,877
Financial assets at FVTPL	191	10
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	1,225,601	9,704
Total	2,804,796	209,591
Woori bank | Non-metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	796,671	148,471
Financial assets at FVTPL	1,529	24
Financial assets at FVTOCI	7,629	0
Off balance sheet item [Abstract]
Off balance accounts	381,014	48,171
Total	1,186,843	196,666
Woori bank | Chemical
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	3,649,189	904,563
Financial assets at FVTPL	158	1,994
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	3,627,183	689,895
Total	7,276,530	1,596,452
Woori bank | Electronics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,409,475	103,510
Financial assets at FVTPL	58	31
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	1,202,758	33,389
Total	2,612,291	136,930
Woori bank | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	3,280,434	191,865
Financial assets at FVTPL	1,287	0
Financial assets at FVTOCI	11,452	0
Off balance sheet item [Abstract]
Off balance accounts	2,530,964	87,587
Total	5,824,137	279,452
Woori Card Co., Ltd.
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	215,449	56,030
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	231,358	252,065
Total	446,807	308,095
Woori Card Co., Ltd. | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	5,562	2,341
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	9,762	11,472
Total	15,324	13,813
Woori Card Co., Ltd. | Travel business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	7,927	3,334
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	15,182	20,056
Total	23,109	23,390
Woori Card Co., Ltd. | Aviation
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,072	983
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	3,760	4,025
Total	4,832	5,008
Woori Card Co., Ltd. | Cosmetics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	11,364	3,187
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	9,766	10,692
Total	21,130	13,879
Woori Card Co., Ltd. | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	30,904	7,582
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	36,190	38,741
Total	67,094	46,323
Woori Card Co., Ltd. | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	24,614	8,336
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	41,003	44,286
Total	65,617	52,622
Woori Card Co., Ltd. | Food business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	134,006	30,267
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	115,695	122,793
Total	249,701	153,060
Woori Financial Capital Co., Ltd.
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	9,052,432	7,843,035
Financial assets at FVTPL	21,652	28,222
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	573,108	966,578
Total	9,647,192	8,837,835
Woori Financial Capital Co., Ltd. | Service business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	3,387,965	1,235,564
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	206,191	140,549
Total	3,594,156	1,376,113
Woori Financial Capital Co., Ltd. | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	40,237	7,338
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	40,237	7,338
Woori Financial Capital Co., Ltd. | Travel business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	5,880	57
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	5,880	57
Woori Financial Capital Co., Ltd. | Cosmetics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,192	685
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	1,192	685
Woori Financial Capital Co., Ltd. | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	630,170	370,673
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	630,170	370,673
Woori Financial Capital Co., Ltd. | General retail business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	363,655	77,841
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	363,655	77,841
Woori Financial Capital Co., Ltd. | General wholesale business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	266,515	292,832
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	266,515	292,832
Woori Financial Capital Co., Ltd. | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	66,388	8,544
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	66,388	8,544
Woori Financial Capital Co., Ltd. | Food business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	228,254	125,075
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	228,254	125,075
Woori Financial Capital Co., Ltd. | Transportation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	367,311	598,972
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	367,311	598,972
Woori Financial Capital Co., Ltd. | Education business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	52,652	22,118
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	52,652	22,118
Woori Financial Capital Co., Ltd. | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,997,073	102,787
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	206,191	140,549
Total	2,203,264	243,336
Woori Financial Capital Co., Ltd. | Manufacturing
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	326,849	118,077
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	19,892	13,432
Total	346,741	131,509
Woori Financial Capital Co., Ltd. | Textile
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	15,204	727
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	15,204	727
Woori Financial Capital Co., Ltd. | Metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	25,274	2,824
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	25,274	2,824
Woori Financial Capital Co., Ltd. | Non-metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	4,067	698
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	4,067	698
Woori Financial Capital Co., Ltd. | Chemical
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	14,071	172
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	14,071	172
Woori Financial Capital Co., Ltd. | Transportation
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,867	438
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	2,867	438
Woori Financial Capital Co., Ltd. | Electronics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	28,202	3,993
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	28,202	3,993
Woori Financial Capital Co., Ltd. | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	235,972	108,540
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	19,892	13,432
Total	255,864	121,972
Woori Financial Capital Co., Ltd. | COVID-19 vulnerable business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	3,714,814	1,353,641
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	226,083	153,981
Total	3,940,897	1,507,622
Woori Financial Capital Co., Ltd. | Other business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	5,337,618	6,489,394
Financial assets at FVTPL	21,652	28,222
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	347,025	812,597
Total	5,706,295	7,330,213
Woori Investment Bank Co., Ltd.
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	88,567	101,799
Financial assets at FVTPL	19,774	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	108,341	101,799
Woori Investment Bank Co., Ltd. | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	19,323	57,142
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	19,323	57,142
Woori Investment Bank Co., Ltd. | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	10,084	12,885
Financial assets at FVTPL	19,774	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	29,858	12,885
Woori Investment Bank Co., Ltd. | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	59,160	31,772
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	₩ 59,160	₩ 31,772